Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	UPSTREAM BIO, INC.
Entity Central Index Key	0002022626
Amendment Flag	false
Document Type	DEF 14A